Risk and Capital Management - Summary of Assessing Minimum Capital Requirements (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of regulatory capital [Abstract]
Capital required for market risk standardized model, percentage	80.00%